UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    7/26/12
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               47

Form 13F Information Table Value Total:         $163,019

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      234          6569 SH       SOLE     2                                  6569
ACTUANT CORP.                    COMMON   00508X203     4476        164792 SH       SOLE     2                                164792
AMER SUPERCONDUCTOR              COMMON   030111108      235         50000 SH       SOLE     2                                 50000
AMGEN INC                        COMMON   031162100     6188         84866 SH       SOLE     2                                 84866
APPLE COMPUTER                   COMMON   037833100      204           350 SH       SOLE     2                                   350
AUTOZONE, INC.                   COMMON   053332102     5698         15519 SH       SOLE     2                                 15519
BEAZER HOMES INC                 COMMON   07556Q105       98         30000 SH       SOLE     2                                 30000
BED BATH & BEYOND                COMMON   075896100     5509         89150 SH       SOLE     2                                 89150
BRISTOL MYERS SQUIBB             COMMON   110122108      437         12165 SH       SOLE     2                                 12165
CORPORATE EXECUTIVE BD           COMMON   21988R102     3798         92902 SH       SOLE     2                                 92902
COSTAR GROUP INC                 COMMON   22160N109     7289         89765 SH       SOLE     2                                 89765
DEER CONSUMER PRODUCTS           COMMON   24379J200      427        151300 SH       SOLE     2                                151300
ECOLAB INC.                      COMMON   278865100     9287        135516 SH       SOLE     2                                135516
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      286          5579 SH       SOLE     2                                  5579
EQT CORP                         COMMON   294549100      633         11794 SH       SOLE     2                                 11794
EXPEDITORS INTL WASH             COMMON   302130109     5018        129495 SH       SOLE     2                                129495
EXXON MOBIL CORP                 COMMON   30231G102      359          4200 SH       SOLE     2                                  4200
FASTENAL CO.                     COMMON   311900104     8224        204015 SH       SOLE     2                                204015
FEDERAL RLTY INVT TR             COMMON   313747206     1937         18610 SH       SOLE     2                                 18610
GENERAL  ELECTRIC                COMMON   369604103     5556        266590 SH       SOLE     2                                266590
GILEAD SCIENCES, INC             COMMON   375558103     2317         45183 SH       SOLE     2                                 45183
GOOGLE INC                       COMMON   38259P508     3851          6638 SH       SOLE     2                                  6638
HERITAGE-CRYSTAL CLEAN           COMMON   42726M106     2073        126800 SH       SOLE     2                                126800
HOME DEPOT INC                   COMMON   437076102     3374         63663 SH       SOLE     2                                 63663
IPG PHOTONICS CORP               COMMON   44980X109     3209         73625 SH       SOLE     2                                 73625
IHS INC CL A                     COMMON   451734107     7155         66415 SH       SOLE     2                                 66415
IBM CORP                         COMMON   459200101     2243         11471 SH       SOLE     2                                 11471
ISHARES EMERGING MRKTS           COMMON   464287234     5351        136732 SH       SOLE     2                                136732
ISHARES GLOBAL TECH              COMMON   464287291     4528         69930 SH       SOLE     2                                 69930
KULICKE & SOFFA                  COMMON   50124210       909        101916 SH       SOLE     2                                101916
LIBERTY GLOBAL CL A              COMMON   530555101     4462         89899 SH       SOLE     2                                 89899
LIBERTY GLOBAL SER C             COMMON   530555309     2175         45550 SH       SOLE     2                                 45550
LINCOLN ELECTRIC HLDG            COMMON   533900106     3577         81690 SH       SOLE     2                                 81690
MSCI INC                         COMMON   55354G100     5230        153740 SH       SOLE     2                                153740
MEDTRONIC INC                    COMMON   585055106     4272        110294 SH       SOLE     2                                110294
MOLEX                            COMMON   608554101      295         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     5779        285688 SH       SOLE     2                                285688
PAYCHEX                          COMMON   704326107     5143        163735 SH       SOLE     2                                163735
POLYPORE INTL INC                COMMON   73179V103     6549        162153 SH       SOLE     2                                162153
PRAXAIR INC                      COMMON   74005P104     5725         52655 SH       SOLE     2                                 52655
PROTO LABS INC                   COMMON   743713109     1710         59450 SH       SOLE     2                                 59450
RITCHIE BROS AUCTIONS            COMMON   767744105     4552        214197 SH       SOLE     2                                214197
SCIENTIFIC LEARNING              COMMON   808760102       28         17000 SH       SOLE     2                                 17000
VERIZON COMMUNICATIONS           COMMON   92343V104      275          6186 SH       SOLE     2                                  6186
WESCO INTL INC                   COMMON   95082P105     4802         83440 SH       SOLE     2                                 83440
XINHAU 25                        COMMON   FXI           5403        160485 SH       SOLE     2                                160485
SODASTREAM INTL LTD              COMMON   M9068E105     2139         52200 SH       SOLE     2                                 52200